Organization and Principal Activities (Details) - Schedule of Financial Statements of VIEs - VIEs [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Organization and Principal Activities (Details) - Schedule of financial statements of VIEs [Line Items]
Total assets	$ 324,019	$ 188,597
Total liabilities	$ 146,188	$ 38,872